Activity in Allowance for Credit Losses for Device Installment Plan Receivables (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at January 1, 2015	$ 76
Bad debt expenses	662
Write-offs	(203)
Allowance related to receivables sold	(101)
Other	10
Balance at December 31, 2015	$ 444